Digital Assets (Tables)	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
Schedule of Digital Assets	Digital assets consisted of the following:
	June 30, 2025	December 31, 2024
HYPE	$3,143,180	$-
SOL	1,025,850	-
SUI	988,615	-
	$5,157,645	$-

Schedule of Additional Information about SOL

The following table presents additional information about HYPE for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of HYPE	3,000,000
Changes in fair value of HYPE	143,180
$3,143,180

The following table presents additional information about SOL for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of SOL	1,000,000
Changes in fair value of SOL	25,850
$1,025,850

The following table presents additional information about SUI for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of SUI	1,000,000
Changes in fair value of SUI	(11,385)
$988,615